Net sales - Revenue Disaggregated by Products and Service Lines and Timing of Revenue Recognition (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R$ 20,437,835	R$ 20,611,409	R$ 16,834,768
Elimination [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(37,888)	(36,971)	(40,127)
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	12,492,063	12,617,407	9,838,794
Goods or services transferred at point in time [member] | Natural gas distribution [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,372,957	8,636,221	6,363,617
Goods or services transferred at point in time [member] | Electricity trading [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	775,479
Goods or services transferred at point in time [member] | Lubricants and basic oil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,283,704	3,916,504	3,414,536
Goods or services transferred at point in time [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	59,923	64,682	60,641
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,983,660	8,030,973	7,036,101
Goods or services transferred over time [member] | Railroad transportation services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,680,307	6,548,109	5,715,450
Goods or services transferred over time [member] | Port elevation [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	285,852	351,563	303,800
Goods or services transferred over time [member] | Construction revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	885,630	813,341	415,753
Goods or services transferred over time [member] | Services rendered [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R$ 131,871	R$ 317,960	R$ 601,098